Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities	Other payables and accrued liabilities consist of the following:
	As of June 30,
	2023	2022
Contract liabilities	117,128	74,233
Salaries payables	849,386	923,461
Other payables	434,017	541,635
Other accruals	704,497	1,629,960
Totals	2,105,028	3,169,289